Lease Obligations	6 Months Ended
Jun. 30, 2012
Lease Obligations [Text Block]
5—CAPITAL LEASE OBLIGATIONS

The Company leases certain of its equipment under capital leases. At June 30, 2012, this equipment consists mainly of medical devices for an amount of €922 thousand and vehicles for an amount of  €82 thousand.